Summary of Status of Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Options
Granted	0	0
Directors Stock Option Plan
Number of Options
Beginning Balance	103,500	111,000	102,000
Granted			13,500
Exercised		(3,000)	(3,000)
Expired	(7,500)	(4,500)	(1,500)
Ending Balance	96,000	103,500	111,000
Options exercisable at: December 31, 2014	96,000
Options exercisable at: December 31, 2014	96,000
Weighted average exercise price of Options exercisable at December 31, 2013	$ 21.23
Weighted Average Exercise Price
Beginning Balance	$ 21.30	$ 20.97	$ 21.00
Granted			$ 18.76
Exercised		$ 16.40	$ 15.00
Expired	$ 22.25	$ 16.40	$ 15.00
Ending Balance	$ 21.23	$ 21.30	$ 20.97
Weighted average exercise price of Options exercisable at December 31, 2013	$ 21.23
Weighted average fair value of Options granted		$ 8.88	$ 8.88
Weighted average fair value of Options granted		$ 8.88	$ 8.88
Employee Stock Option Plan
Number of Options
Beginning Balance	82,000	108,000	135,500
Exercised		(7,000)	(14,500)
Expired	(35,500)	(19,000)	(13,000)
Ending Balance	46,500	82,000	108,000
Options exercisable at: December 31, 2014	46,500
Options exercisable at: December 31, 2014	46,500
Weighted average exercise price of Options exercisable at December 31, 2013	$ 22.14
Weighted Average Exercise Price
Beginning Balance	$ 22.06	$ 20.90	$ 19.96
Exercised		$ 14.91	$ 14.65
Expired	$ 21.95	$ 18.11	$ 18.09
Ending Balance	$ 22.14	$ 22.06	$ 20.90
Weighted average exercise price of Options exercisable at December 31, 2013	$ 22.14